Common Stock And Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Compensation Expense For Share-Based Incentive Awards
	000000000	000000000	000000000
(in millions)	2011	2010	2009
Restricted stock units	$ 22	$ 9	$ 11
Restricted stock	1	14	9
Performance shares:
Liability awards	(13)	22	37
Equity awards	16	11	-

Total compensation expense (pre-tax)	$ 26	$ 56	$ 57

Total compensation expense (after-tax)	$ 16	$ 33	$ 34

Schedule Of Restricted Stock Units Activity

	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value
Nonvested at January 1	1,154,396	$ 39.74
Granted	841,122	$ 45.10
Vested	(280,937)	$ 39.72
Forfeited	(88,533)	$ 42.60

Nonvested at December 31	1,626,048	$ 42.57

Schedule Of Restricted Stock Activity

	Number of Shares of Restricted Stock	Weighted Average Grant- Date Fair Value
Nonvested at January 1	475,880	$ 40.87
Granted	-
Vested	(312,539)	$ 38.08
Forfeited	(3,585)	$ 46.04

Nonvested at December 31	159,756	$ 46.49

Performance Shares, Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Nonvested Performance-Based Units Activity

	Number of Performance Shares	Weighted Average Grant- Date Fair Value
Nonvested at January 1	609,970	$ 35.60
Granted	774,125	$ 33.91
Vested	-
Forfeited	(58,689)	$ 34.95

Nonvested at December 31	1,325,406	$ 34.64

Performance Shares, Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Nonvested Performance-Based Units Activity

	Number of Performance Shares	Weighted Average Fair Value
Nonvested at January 1	1,137,490	$ 60.37
Granted	-
Vested	(516,411)	$ 95.47
Forfeited	(22,716)	$ 11.34

Nonvested at December 31	598,363	$ 0.00